Property, plant and equipment (Tables)	3 Months Ended
Mar. 31, 2018
Property, plant and equipment
Schedule of property, plant and equipment

	3/31/2018	12/31/2017
	(€ in thousands)
Land, buildings and leasehold improvements	17,284	17,415
Plant and machinery (includes assets under finance lease)	7,902	8,650
Other facilities, factory and office equipment	1,531	1,625
Assets under construction and prepayments made	75	8
Total	26,792	27,698
Thereof pledged assets of Property, Plant and Equipment	6,926	7,046
Leased assets included in Property, Plant and Equipment:	620	881
Printers	458	613
Printers leased to customers under operating lease	—	97
Other factory equipment	162	171